Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Computation of income tax expense
Net (Loss) Income before income tax (benefit) expense	$ (635,229)	$ 139,076	$ 159,804	$ (918,960)	$ 200,206	$ 208,487	$ 236,128	$ 247,612	$ (1,255,309)	$ 892,433	$ 873,966
Statutory income tax rate									35.00%	35.00%	35.00%
Computed expected income tax (benefit) expense									(439,358)	312,352	305,888
State income taxes, net of federal income tax (benefit) expense									(79,638)	42,086	38,960
ESOP fair market value adjustment									657	2,183	2,212
Other, net									(981)	(1,394)	(338)
Total income tax (benefit) expense	$ (274,693)	$ 54,873	$ 63,796	$ (363,296)	$ 79,045	$ 83,918	$ 93,537	$ 98,727	$ (519,320)	$ 355,227	$ 346,722